Segment Reporting	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Reporting
Note 3 — Segment Reporting

The Company conducts its business through the following segments: (i) investments in RMBS; (ii) investments in Servicing Related Assets; and (iii) “All Other,” which consists primarily of general and administrative expenses, including fees paid to the Company’s directors and management fees and reimbursements paid to the Manager pursuant to the Management Agreement (see Note 7). For segment reporting purposes, the Company does not allocate interest income on short-term investments or general and administrative expenses.

Summary financial data with respect to the Company’s segments is given below, together with a reconciliation to the same data for the Company as a whole (dollars in thousands):

	Servicing Related Assets	RMBS	All Other	Total
Income Statement
Three Months Ended June 30, 2020
Interest income	$479	$9,653	$-	$10,132
Interest expense	438	2,987	-	3,425
Net interest income	41	6,666	-	6,707
Servicing fee income	18,032	-	-	18,032
Servicing costs	6,594	-	-	6,594
Net servicing income	11,438	-	-	11,438
Other expense	(25,044)	(5,668)	-	(30,712)
Other operating expenses	1,135	-	2,259	3,394
Benefit from corporate business taxes	(3,278)	-	-	(3,278)
Net Income (Loss)	$(11,422)	$998	$(2,259)	$(12,683)

Three Months Ended June 30, 2019
Interest income	$214	$17,002	$-	$17,216
Interest expense	446	11,261	-	11,707
Net interest income (expense)	(232)	5,741	-	5,509
Servicing fee income	18,362	-	-	18,362
Servicing costs	4,103	-	-	4,103
Net servicing income	14,259	-	-	14,259
Other expense	(29,136)	(19,090)	-	(48,226)
Other operating expenses	388	-	2,684	3,072
Benefit from corporate business taxes	(3,053)	-	-	(3,053)
Net Loss	$(12,444)	$(13,349)	$(2,684)	$(28,477)

Six Months Ended June 30, 2020
Interest income	$2,120	$28,261	$-	$30,381
Interest expense	2,147	13,569	-	15,716
Net interest income (expense)	(27)	14,692	-	14,665
Servicing fee income	37,551	-	-	37,551
Servicing costs	12,434	-	-	12,434
Net servicing income	25,117	-	-	25,117
Other expense	(103,116)	(5,502)	-	(108,618)
Other operating expenses	1,735	-	6,380	8,115
Benefit from corporate business taxes	(15,432)	-	-	(15,432)
Net Income (Loss)	$(64,329)	$9,190	$(6,380)	$(61,519)

Six Months Ended June 30, 2019
Interest income	$472	$33,713	$-	$34,185
Interest expense	1,634	20,817	-	22,451
Net interest income (expense)	(1,162)	12,896	-	11,734
Servicing fee income	35,550	-	-	35,550
Servicing costs	7,924	-	-	7,924
Net servicing income	27,626	-	-	27,626
Other expense	(54,103)	(37,046)	-	(91,149)
Other operating expenses	880	-	4,964	5,844
Benefit from corporate business taxes	(6,772)	-	-	(6,772)
Net Loss	$(21,747)	$(24,150)	$(4,964)	$(50,861)

	Servicing Related Assets	RMBS	All Other	Total
Balance Sheet
June 30, 2020
Investments	$177,261	$1,548,144	$-	$1,725,405
Other assets	68,400	40,420	95,036	203,856
Total assets	245,661	1,588,564	95,036	1,929,261
Debt	131,780	1,395,317	-	1,527,097
Other liabilities	3,377	55,668	11,190	70,235
Total liabilities	135,157	1,450,985	11,190	1,597,332
Book value	$110,504	$137,579	$83,846	$331,929

December 31, 2019
Investments	$291,111	$2,508,360	$-	$2,799,471
Other assets	39,742	80,207	25,145	145,094
Total assets	330,853	2,588,567	25,145	2,944,565
Debt	166,989	2,337,638	-	2,504,627
Other liabilities	10,043	16,503	14,017	40,563
Total liabilities	177,032	2,354,141	14,017	2,545,190
Book value	$153,821	$234,426	$11,128	$399,375